Tax Payable	12 Months Ended
Dec. 31, 2025
Tax Payable [Abstract]
TAX PAYABLE

15. TAX PAYABLE

The Group’s taxes payable consists of the following:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB	US$
VAT and other taxes payable	11,466,502	14,250,827	2,027,491
Income tax payable	231,807	167,287	23,800
Total taxes payable	11,698,309	14,418,114	2,051,291

Due to the invalidation of invoices from a supplier of JYD SM by the tax authorities, the Group accrued RMB 10.8 million and 13.3 million (approximately US$1.9 million) VAT tax payable as of Dec 31, 2024 and 2025, respectively. As of the date that the Consolidated Financial Statements were available to be issued, JYD SM is coordinating with the tax authorities to properly resolve this matter.